UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number:

Saba Capital Income & Opportunities Fund

(Exact name of registrant as specified in charter)

405 Lexington Avenue

New York, New York 10174

(Address of principal executive offices) (Zip code)

Michael D’Angelo

Saba Capital Income & Opportunities Fund

405 Lexington Avenue

New York, New York 10174

(Name and address of agent for service)

Copies to:

John J. Mahon, Esq.

Schulte Roth & Zabel LLP

901 Fifteenth Street, NW, Suite 800

Washington, DC 20005

Registrant’s Telephone Number, including Area Code: (212)257-4170

Date of fiscal year end: October 31

Date of reporting period: July 1, 2020 - June 30, 2021

Item 1 – Proxy Voting Record.

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ICA File Number: 811-05410
Reporting Period: 07/01/2020 - 06/30/2021
Voya Prime Rate Trust

============================ Voya Prime Rate Trust =============================

CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: MAY 04, 2021   Meeting Type: Annual
Record Date:  MAR 12, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director David M. Baum            For       For          Management
1.3   Elect Director Matthew C. Blank         For       For          Management
1.4   Elect Director Thomas H. Castro         For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Saba Capital Income & Opportunities Fund

By:	/s/ Nitin Sapru
Nitin Sapru
Vice President

Date:	August 10, 2021